Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Corporate Bonds (0.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.1%)
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.875%, 4/7/30	152,424	132

Total		132

Industrial (0.4%)
Vessel Management Services, Inc.
3.432%, 8/15/36	389,000	350

Total		350

Total Corporate Bonds (Cost: $542)		482

Governments (101.1%)
Governments (101.1%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	106
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	3,473
0.000%, 4/15/28 IO	400,000	314
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO	500,000	359
US Treasury
1.125%, 5/15/40	6,790,000	4,243
1.125%, 8/15/40	65,580,000	40,624
1.375%, 11/15/40	11,200,000	7,240
1.375%, 8/15/50	3,300,000	1,911
1.625%, 11/15/50	400,000	248
1.750%, 8/15/41	2,000,000	1,367
1.875%, 2/15/41	1,900,000	1,346
1.875%, 11/15/51	24,860,000	16,440
2.000%, 11/15/41	2,400,000	1,718
2.000%, 2/15/50	12,920,000	8,876
2.000%, 8/15/51	4,300,000	2,937
2.250%, 2/15/52	500,000	363
2.375%, 2/15/42	700,000	536
2.375%, 5/15/51	2,300,000	1,721
2.500%, 2/15/46 b	940,000	714
2.875%, 5/15/49	1,350,000	1,125
3.000%, 11/15/45	370,000	309
3.000%, 2/15/48	330,000	278
3.000%, 8/15/48 b	700,000	592
3.125%, 5/15/48	2,430,000	2,101
3.375%, 8/15/42	600,000	544
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	530
0.000%, 11/15/43 PO	700,000	296

Total		100,311

Total Governments (Cost: $147,844)		100,311

Structured Products (18.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (0.4%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
3.834%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	56,084	55
Hertz Vehicle Financing LLC, Series 2022-2A, Class A
2.330%, 6/26/28 144A	300,000	262
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
3.733%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	24,698	24
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.900%, (AFC), 10/25/59 144A	95,121	90

Total		431

Mortgage Securities (17.9%)
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	282
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.778%, (CSTR), 11/10/31 144A	600,000	578
COMM Mortgage Trust, Series 2018-HOME, Class A
3.815%, (CSTR, AFC), 4/10/33 144A	200,000	183
COMM Mortgage Trust, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	613
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
2.599%, (CSTR), 7/25/33	275	–π
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	727
Extended Stay America Trust, Series 2021- ESH, Class A
3.898%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	397,553	385
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	122,649	124
Federal Home Loan Mortgage Corp., Series 3759, Class FB
3.318%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	22,634	23
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32	2,200,000	2,031
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44	2,491,253	2,382
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	823,093	755

Long-Term U.S. Government Bond Portfolio

Structured Products (18.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	621,775	507
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
2.504%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	4,605	5
Federal National Mortgage Association
3.600%, 2/1/40	566,697	529
5.000%, 6/1/35	23,547	24
5.000%, 2/1/36	36,140	36
5.500%, 5/1/49	30,064	30
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	72,104	71
Federal National Mortgage Association, Series 2012-101, Class FC
3.584%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	27,617	27
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	763
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2
4.318%, (CSTR), 10/25/52 144A	563,938	506
Government National Mortgage Association, Series 2010-26, Class OW
02/20/40 PO	317,195	258
Government National Mortgage Association, Series 2010-75, Class OA
09/20/35 PO	205,269	169
GS Mortgage Securities Trust, Series 2015-590M, Class B
3.805%, (CSTR), 10/10/35 144A	300,000	273
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	600,000	544
Hilton USA Trust, Series 2016-HHV, Class C
4.194%, (CSTR), 11/5/38 144A	400,000	354
LUXE Trust, Series 2021-MLBH, Class A
3.798%, (ICE LIBOR USD 1 Month plus 0.980%), 11/15/26 144A	100,000	96
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
2.969%, (CSTR, AFC), 5/25/33	606	1
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
3.987%, (ICE LIBOR USD 1 Month plus 1.169%), 12/15/23 144A	200,000	194
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	606
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.750%, (AFC), 11/25/59 144A	107,978	98
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A
3.955%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	200,000	197

Structured Products (18.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
3.653%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	1,883	2
Towd Point Mortgage Trust, Series 2020-1, Class A2A
3.100%, (AFC), 1/25/60 144A	200,000	175
Uniform Mortgage Backed Security TBA
4.000%, 11/14/52	2,200,000	2,039
4.500%, 11/14/52	1,400,000	1,332
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	722
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	86

Total		17,727

Total Structured Products (Cost: $19,873)		18,158

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	510,448	510

Total		510

Total Short-Term Investments (Cost: $510)		510

Total Investments (120.4%) (Cost: $168,769)@		119,461

Other Assets, Less Liabilities (-20.4%)		(20,204)

Net Assets (100.0%)		99,257

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)

Uniform Mortgage Backed Security TBA	2.000%	11/14/52	$ (5,300)	$ (4,329)	$ (4,290)

			$ (5,300)	$ (4,329)	$ (4,290)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	900	9	12/22	$968	$35	$ 2
Ten-Year US Treasury Note Future	Long	USD	3,800	38	12/22	4,259	(137)	(15)
Two-Year US Treasury Note Future	Long	USD	10,200	51	12/22	10,475	(116)	(8)
Ultra Long Term US Treasury Bond Future	Long	USD	3,700	37	12/22	5,069	(451)	(60)
Ultra Ten-Year US Treasury Note Future	Short	USD	8,500	85	12/22	10,071	590	43
US Treasury Long Bond Future	Short	USD	8,900	89	12/22	11,250	858	59
							$779	$ 21

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000's)	Currency	Upfront Premium Paid/ (Received) (000's)	Unrealized Appreciation/ (Depreciation) (000's)	Market Value (000's)	Variation Margin(000's)
1-Day USD-SOFR Compounded-OIS	1.750%	10/53	2,200	USD	$(37)	$531	$494	$22
3-Month USD-LIBOR	0.750%	3/31	1,000	USD	8	218	226	2
3-Month USD-LIBOR	1.250%	6/41	6,010	USD	127	1,862	1,989	34
3-Month USD-LIBOR	1.150%	3/51	680	USD	15	262	277	6
					$113	$2,873	$2,986	$64

Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000's)	Currency	Upfront Premium Paid/ (Received) (000's)	Unrealized Appreciation/ (Depreciation) (000's)	Market Value (000's)	Variation Margin(000's)
1-Day USD-SOFR Compounded-OIS	1.600%	10/28	10,700	USD	$20	$(955)	$(935)	$(20)
3-Month USD-LIBOR	1.000%	12/25	3,170	USD	49	(359)	(310)	(4)
3-Month USD-LIBOR	1.250%	12/50	2,100	USD	(175)	(641)	(816)	(17)
					$(106)	$(1,955)	$(2,061)	$(41)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$65	$103	$168	$(41)	$(83)	$(124)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
ß	Part or all of the security has been pledged as collateral.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022 the value of these securities (in thousands) was $7,026 representing 7.1% of the net assets.

π	Amount is less than one thousand.
#	7-Day yield as of 9/30/2022.

Long-Term U.S. Government Bond Portfolio

@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $124,739 and the net unrealized depreciation of investments based on that cost was $7,865 which is comprised of $4,421 aggregate gross unrealized appreciation and $12,286 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$482	$—
Governments	—	100,311	—
Structured Products	—	18,158	—
Short-Term Investments	510	—	—
Other Financial Instruments^
Futures	1,483	—	—
Interest Rate Swaps	—	2,986	—

Total Assets:	$1,993	$121,937	$—

Liabilities:
Other Financial Instruments^
Futures	(704)	—	—
Interest Rate Swaps	—	(2,061)	—
Securities Sold Short	—	(4,290)	—

Total Liabilities:	$(704)	$(6,351)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand